Expense Example, No Redemption - FidelityEmergingMarketsFund-AMCIZPRO - FidelityEmergingMarketsFund-AMCIZPRO - Fidelity Emerging Markets Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Emerging Markets Fund - Class M
Expense Example, No Redemption:
1 Year	$ 498
3 Years	810
5 Years	1,145
10 Years	2,088
Fidelity Advisor Emerging Markets Fund - Class Z
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	954
Fidelity Advisor Emerging Markets Fund - Class A
Expense Example, No Redemption:
1 Year	691
3 Years	937
5 Years	1,202
10 Years	1,957
Fidelity Advisor Emerging Markets Fund - Class C
Expense Example, No Redemption:
1 Year	203
3 Years	627
5 Years	1,078
10 Years	2,123
Fidelity Advisor Emerging Markets Fund - Class I
Expense Example, No Redemption:
1 Year	91
3 Years	284
5 Years	493
10 Years	$ 1,096